Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended
	Apr. 11, 2024	Sep. 30, 2022	Sep. 19, 2022	Apr. 30, 2024	Oct. 31, 2022	May 31, 2024	Nov. 30, 2022	Jun. 30, 2024	Dec. 31, 2022	Jul. 31, 2024	Jan. 31, 2023	Aug. 31, 2024	Feb. 28, 2023	Sep. 30, 2024	Mar. 31, 2023	Oct. 31, 2024	Apr. 30, 2023	Nov. 30, 2024	May 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jan. 31, 2025	Jul. 31, 2023	Feb. 28, 2025	Aug. 31, 2023	Mar. 31, 2025	Sep. 30, 2023	Apr. 30, 2025	Oct. 31, 2023	May 31, 2025	Nov. 30, 2023	Jun. 30, 2025	Dec. 31, 2023	Jul. 31, 2025	Jan. 31, 2024	Aug. 31, 2025	Feb. 29, 2024	Sep. 30, 2025	Mar. 31, 2024	Oct. 31, 2025	Apr. 30, 2024	Nov. 30, 2025	May 31, 2024	Dec. 31, 2025	Jun. 30, 2024	Jan. 31, 2026	Jul. 31, 2024	Feb. 28, 2026	Aug. 31, 2024	Mar. 31, 2026	Sep. 30, 2024	Apr. 30, 2026	Oct. 31, 2024	May 31, 2026	Nov. 30, 2024	Jun. 30, 2026	Dec. 31, 2024	Jul. 31, 2026	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026
Carbon Collective Climate Solutions U.S. Equity ETF
Account Value [Line Items]
Accumulated Value		$ 8,886	$ 10,000		$ 9,092		$ 9,692		$ 8,658		$ 9,649		$ 9,375		$ 9,356		$ 8,821		$ 8,860		$ 9,911		$ 10,681		$ 9,910		$ 9,203		$ 8,242		$ 8,972		$ 9,867		$ 8,965		$ 9,592		$ 9,737		$ 9,344		$ 9,857		$ 9,366		$ 9,920		$ 9,770		$ 10,454		$ 10,178		$ 11,155		$ 10,315		$ 10,528	$ 10,141	$ 9,690	$ 9,950	$ 10,941	$ 11,474	$ 12,007	$ 12,111	$ 12,662	$ 13,144	$ 12,722	$ 12,552	$ 13,466	$ 14,037	$ 13,109	$ 14,668	$ 14,903	$ 14,261	$ 13,341
Carbon Collective Short Duration Green Bond ETF
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,035		$ 10,089		$ 10,134		$ 10,237		$ 10,308		$ 10,390		$ 10,368		$ 10,428		$ 10,426		$ 10,478		$ 10,556		$ 10,595		$ 10,625		$ 10,649		$ 10,761		$ 10,773		$ 10,862		$ 10,753		$ 10,800		$ 10,877		$ 10,910		$ 10,939		$ 11,028		$ 10,892		$ 10,945		$ 11,001		$ 11,016		$ 10,953
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value		$ 9,198	$ 10,000		$ 9,943		$ 10,499		$ 9,894		$ 10,516		$ 10,259		$ 10,636		$ 10,802		$ 10,849		$ 11,565		$ 11,937		$ 11,747		$ 11,187		$ 10,952		$ 11,952		$ 12,495		$ 12,705		$ 13,383		$ 13,814		$ 13,249		$ 13,906		$ 14,405		$ 14,581		$ 14,934		$ 15,253		$ 15,115		$ 16,002		$ 15,621		$ 16,056	$ 15,846	$ 14,954	$ 14,852	$ 15,787	$ 16,590	$ 16,962	$ 17,306	$ 17,938	$ 18,358	$ 18,403	$ 18,414	$ 18,681	$ 18,539	$ 17,616	$ 19,464	$ 20,489	$ 20,294	$ 20,281
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 9,949		$ 10,117		$ 10,213		$ 10,452		$ 10,602		$ 10,744		$ 10,477		$ 10,588		$ 10,415		$ 10,470		$ 10,700		$ 10,704		$ 10,747		$ 10,670		$ 10,834		$ 10,805		$ 10,934		$ 11,054		$ 11,123		$ 11,192		$ 11,175		$ 11,187		$ 11,370		$ 11,170		$ 11,182		$ 11,217		$ 11,244		$ 11,098